CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 51,886	¥ 361,220	¥ 435,133	¥ 477,005
Restricted cash	657	4,576	1,254	1,238
Time deposits	3,426	23,849
Short-term investments		0	100,000	100,000
Amounts due from a related party	1,494	10,401	0
Prepayments and other receivables	4,349	30,280	65,198	91,577
Current assets for discontinued operations				67,202
Total current assets	61,812	430,326	601,585	737,022
Non-current assets:
Property and equipment, net	9,209	64,112	97,195	105,502
Intangible assets, net	647	4,505	214,962	243,261
Goodwill			129,752	129,752
Deposits	774	5,388	5,152	5,750
Long-term investments	21,970	152,954	194,375	347,073
Right-of-use assets	5,258	36,607
Other non-current assets	271	1,887	3,563	6,257
Non-current assets for discontinued operations				179,942
Total non-current assets	38,129	265,453	644,999	1,017,537
TOTAL ASSETS	99,941	695,779	1,246,584	1,754,559
Current liabilities:
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB9,875, RMB7,854 and RMB4,830 (US$694) as of December 31, 2017, 2018 and 2019, respectively)	988	6,879	9,779	11,855
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to 500.com Limited of nil, nil and RMB13,698 (US$1,968) as of December 31, 2017, 2018 and 2019, respectively)	2,395	16,672
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB51,658, RMB54,200 and RMB36,087 (US$5,183) as of December 31, 2017, 2018 and 2019, respectively)	7,381	51,398	88,149	146,233
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB615, RMB1,313 and RMB1,525 (US$219) as of December 31, 2017, 2018 and 2019, respectively)	318	2,213	1,766	2,223
Current liabilities for discontinued operations				15,626
Total current liabilities	11,082	77,162	99,694	175,937
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB27,673, RMB4,196 and RMB 2,965 (US$426) as of December 31, 2017, 2018 and 2019, respectively)	426	2,965	4,196	27,785
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to 500.com Limited of nil, nil and RMB 31,675 (US$4,550) as of December 31, 2017, 2018 and 2019, respectively)	4,550	31,675
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of nil, nil and nil as of December 31, 2017, 2018 and 2019, respectively)	8	59	7,744	6,754
Non-Current liabilities for discontinued operations				12,721
Total non-current liabilities	4,984	34,699	11,940	47,260
TOTAL LIABILITIES	16,066	111,861	111,634	223,197
Commitments and contingencies
Redeemable noncontrolling interest	2,133	14,849	29,388	22,052
Shareholders' equity:
Additional paid-in capital	365,896	2,547,293	2,431,924	2,295,111
Treasury shares	(20,653)	(143,780)	(143,780)	(143,780)
Accumulated other comprehensive income	20,323	141,484	137,736	116,051
Accumulated deficit and statutory reserve	(281,636)	(1,960,692)	(1,309,424)	(857,751)
Total 500.com Limited shareholders' equity	83,952	584,456	1,116,605	1,409,774
Noncontrolling interests	(2,210)	(15,387)	(11,043)	99,536
Total shareholders' equity	81,742	569,069	1,105,562	1,509,310
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY	99,941	695,779	1,246,584	1,754,559
Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	21	145	121	115
Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	$ 1	¥ 6	¥ 28	¥ 28